EMPLOYEE BENEFIT PLANS - Information about Defined Benefit Obligation and Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 2	$ 3
Gains (losses) arising from settlements, net defined benefit liability (asset)	1
Interest expense (income)	1	1
Funded status
Accrued benefit obligations	158	144
Plan assets	(146)	(128)
Accrued benefit obligations in excess of plan assets(1)	12	16
Change in accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	144	167
Current service cost	2	3
Gains (losses) arising from settlements, net defined benefit liability (asset)	(1)	0
Interest expense (income)	6	6
Remeasurement (losses) gains:
Benefits paid	(13)	(11)
Net actuarial (gain) loss arising from changes to:
Demographic assumptions	1	1
Financial assumptions	14	(6)
Foreign currency exchange rate impact, increase (decrease)	7	(14)
Net defined benefit liability (asset), ending balance	158	144
Change in plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(128)	(149)
Interest expense (income)	(5)	(5)
Remeasurement (losses) gains:
Return on plan assets (excluding interest income)	14	(9)
Employer contributions	6	6
Benefits paid	(13)	(11)
Net actuarial (gain) loss arising from changes to:
Foreign currency exchange rate impact, increase (decrease)	(6)	12
Net defined benefit liability (asset), ending balance	$ (146)	$ (128)